Deposits (Tables)	3 Months Ended
Jan. 31, 2024
Statement [Table]
Summary of Deposit Liabilities
Deposits
(millions of Canadian dollars) As at
January 31 October 31
By Type By Country 2024 2023
Demand Notice Term

Canada United States International Total Total
Personal $ 16,647 $ 475,868 $ 130,325 $ 329,247 $ 293,593 $ – $ 622,840 $ 626,596
Banks 11,499 223 14,221 15,280 8,833 1,830 25,943 31,225
Business and government 2 128,093 187,885 216,493 374,966 154,204 3,301 532,471 540,369
156,239 663,976 361,039 719,493 456,630 5,131 1,181,254 1,198,190
Trading – – 30,634 22,306 2,251 6,077 30,634 30,980
Designated at fair value through
profit or loss
3
– – 179,962 39,955 66,245 73,762 179,962 191,988
Total $ 156,239 $ 663,976 $ 571,635 $ 781,754 $ 525,126 $ 84,970 $ 1,391,850 $ 1,421,158
Non-interest-bearing deposits
included above
4
Canada $ 58,422 $ 61,581
United States 70,234 76,376
International – 23
Interest-bearing deposits
included above 4
Canada 723,332 712,283
United States 5 454,892 482,247
International 84,970 88,648
Total 2,6 $ 1,391,850 $ 1,421,158
1 Includes $ 103.2

billion (October 31, 2023 – $
103.3

billion) of senior debt which is subject to the bank recapitalization “bail-in” regime. This regime provides certain statutory powers to the
Canada Deposit Insurance Corporation, including the ability to convert specified eligible shares and liabilities into common shares in the event that the Bank becomes non-viable.
2 Includes $ 61.1

billion relating to covered bondholders (October 31, 2023 – $
57.0

billion).

Financial liabilities designated at FVTPL on the Consolidated Balance Sheet also includes $
150.3

million (October 31, 2023 – $
142.3

million) of loan commitments and financial
guarantees designated at FVTPL.

The geographical splits of the deposits are based on the point of origin of the deposits.

Includes $
6.9

billion (October 31, 2023 – $
13.9

billion) of U.S. federal funds deposited and $
8.7

billion (October 31, 2023 – $
9.0

billion) of deposits and advances with the FHLB.

Includes deposits of $
744.2

billion (October 31, 2023 – $
779.9

billion) denominated in U.S. dollars and $
117.0

billion (October 31, 2023 – $
115.0

billion) denominated in other foreign
currencies.